Assumptions used to Determine Fair Value of Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.12%	1.41%
Expected term (in years)	6 years 3 months	6 years 3 months
Expected volatility	85.00%	78.00%
Expected dividend yield	0.00%	0.00%